Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31, 2020	September 30, 2021
Payables to exiting investors	$30,000	$—
Payables for purchase of property, plant and equipment	15,122	13,017
Product warranty	4,296	18,690
Other current liabilities	3,959	8,469
Accrued payroll and welfare	2,704	2,818
Interest payable	1,379	2,674
Accrued expenses	1,696	1,972
Other tax payable	1,472	425
Total	$60,628	$48,065

	December 31, 2019	December 31, 2020
Payable to exiting Investors	$—	$30,000
Payables for purchase of property, plant and equipment	23,515	15,122
Product warranty	3,723	4,296
Accrued payroll and welfare	2,577	2,704
Accrued expenses	2,103	1,696
Deferred subsidy income-current	127	215
Deposits received from the contractors	275	102
Other tax payable	494	1,472
Other current liabilities	2,181	5,021
Total	$34,995	$60,628